Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net earnings (loss)	$ 261	$ 146	$ (100)
Adjustments to reconcile to net cash provided by (used in) operating activities
Depreciation	206	165	164
Amortization of purchased intangibles	20	19	20
Amortization of debt issuance costs	9	9	6
Stock-based compensation	44	41	42
Excess tax benefit related to stock-based compensation	(24)
Deferred income taxes	(28)	79	23
Proceeds from insurance settlement related to investing activities	(58)
Goodwill impairment			290
Change in
Accounts receivable	(218)	(194)	17
Inventoried costs	51	116	(87)
Prepaid expenses and other assets	(15)	6	(30)
Accounts payable and accruals	69	(14)	50
Retiree benefits	(86)	(43)	132
Other non-cash transactions, net	5	2	1
Net cash provided by (used in) operating activities	236	332	528
Investing Activities
Additions to property, plant, and equipment	(139)	(162)	(197)
Proceeds from insurance settlement related to investing activities	58
Net cash provided by (used in) investing activities	(81)	(162)	(197)
Financing Activities
Proceeds from issuance of long-term debt			1,775
Repayment of long-term debt	(51)	(29)	(22)
Debt issuance costs	(5)		(54)
Dividends paid	(25)	(5)
Repurchases of common stock	(119)	(1)
Proceeds from stock option exercises	7	7	2
Excess tax benefit related to stock-based compensation	24
Repayment of notes payable to former parent and accrued interest			(954)
Dividend to former parent in connection with spin-off			(1,429)
Net transfers from (to) former parent			1,266
Net cash provided by (used in) financing activities	(169)	(28)	584
Change in cash and cash equivalents	(14)	142	915
Cash and cash equivalents, beginning of period	1,057	915
Cash and cash equivalents, end of period	1,043	1,057	915
Supplemental Cash Flow Disclosure
Cash paid for income taxes	154	28	46
Cash paid for interest	109	111	64
Non-Cash Investing and Financing Activities
Capital expenditures accrued in accounts payable	$ 12	$ 20	$ 48